CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Disclosure of construction and service contracts

As at December 31,	2017	2016
Within 1 year	$515.3	$312.4
Between 1 to 3 years	501.7	247.5
Between 3 to 5 years	150.0	57.7
After 5 years	—	10.4
	$1,167.0	$628.0

Disclosure of operating leases	The total of future minimum lease payments under non-cancellable operating leases are as follows:

As at December 31,	2017	2016
Within 1 year	$5.9	$1.9
Between 1 and 5 years	14.7	1.5
After 5 years	6.1	—
	$26.7	$3.4